Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		$ 93,261	$ 57,408	$ 48,803	$ 42,142
Trading Securities		104,411	97,834
FVTPL Securities		14,210	13,568
FVOCI Securities		63,123	73,407
Derivatives		36,713	36,815
Other		22,411	23,059
Other		238,128	225,218
Total assets of the entities		988,175	949,261
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		1,210	1,173
Other			39
Total assets		1,210	1,212
Deposits		1,210	1,173
Other		22	25
Exposure to loss	[1]		1
Total assets of the entities		1,234	1,198
Canadian customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	[2],[3]	63	46
Trading Securities	[2],[3]	24	75
FVTPL Securities	[2],[3]	218	158
FVOCI Securities	[2],[3]	464	291
Derivatives	[2],[3]	2	22
Other	[2],[3]	5
Total assets	[2],[3]	776	592
Deposits	[2],[3]	63	46
Exposure to loss	[1],[2],[3]	14,208	7,015
Total assets of the entities	[2],[3]	8,116	5,265
Structured finance vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities		58	72
Amortized cost securities		93	102
Total assets		151	174
Exposure to loss	[1]	151	174
Total assets of the entities		$ 5,686	$ 2,560

[1]	Exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.
[2]	Includes the U.S. customer securitization vehicle, Fairway Financial Company LLC, which was deconsolidated on a prospective basis during fiscal 2021.
[3]	Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities.